Deferred Tax Liability - Summary of Deferred Tax Liability Recognized and Movements (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure Detailed Information of Deferred Tax Liability [Line Items]
Opening balance	$ 6,870	$ 0
Acquisition of a subsidiary (note 14)		7,694
Credit to profit or loss (note 11)	(1,099)	(824)	$ 0
Ending balance	$ 5,771	$ 6,870	$ 0